Description of the Business and Going Concern and Management's Plans (Narrative) (FY) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Study	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of double-blinded randomized clinical studies | Study					2
Net loss	$ (3,633,020)	$ (2,734,431)	$ (6,634,168)	$ (4,931,748)	$ (10,429,839)	$ (11,631,394)
Net cash used in operating activities			(4,511,968)	$ (3,386,634)	(6,410,758)	(3,621,172)
Working capital deficit					(9,910,994)
Cash and cash equivalents	$ 430,606		$ 430,606		$ 1,760,455	$ 364,549	$ 730,184